Tax Receivable Agreement - Summary of Changes to TRA Liability (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total long-term tax receivable agreement liability	$ 568	$ 581
Tax Receivable Agreement Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	581
Measurement period adjustment	(8)
Fair value remeasurement	(41)
Conversion of noncontrolling interest	43
Ending Balance	575
Less: current portion included in other current liabilities	(7)
Total long-term tax receivable agreement liability	$ 568